                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Linden Capital L.P.

Address: Victoria Place, 31 Victoria Street,
         Hamilton, HM10, Bermuda

13F File Number: 28-11808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Joe Wong
Title: Managing Member, Linden GP LLC, General Partner
Phone: 646-840-3500

Signature, Place and Date of Signing:


/S/ Joe Wong                            New York, New York   May 13, 2011
-------------------------------------   ------------------   ------------

     Securities which would have been included in a 13F-HR of Linden Capital L.P. are now being included in the 13F-HR being filed by Linden Advisors LP.

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.   13F File Number   Name
---   ---------------   ----
01    28-10783          Linden Advisors L.P.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.